Eaton Vance

New York Municipal Bond Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$1,478,707

Total Corporate Bonds & Notes — 0.6% (identified cost $1,350,000)		$1,478,707

Tax-Exempt Investments — 160.6%

Security	Principal Amount (000’s omitted)	Value
Education — 17.9%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	$950	$966,426
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	810,344
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	303,789
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(1)	705	824,328
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/59(1)	1,150	1,335,253
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	600	763,578
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(2)	2,000	2,547,580
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(2)	10,000	10,106,200
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,288,540
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(2)	2,000	2,535,800
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49(2)	10,000	11,702,500
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	106,615
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,202,895
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	332,716
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	256,240
Onondaga County Cultural Resources Trust, (Syracuse University), 4.00%, 12/1/47(2)	7,000	8,245,090
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	395	449,344
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	80	89,190
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	120	133,304

		$43,999,732

Electric Utilities — 7.2%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,914,270
New York Power Authority, Green Bonds, 4.00%, 11/15/55(2)	9,000	10,560,240
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,279,022
Utility Debt Securitization Authority, 5.00%, 12/15/36(2)	1,675	2,033,768

		$17,787,300

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 12.6%
Geneva Development Corp., (Hobart and William Smith Colleges), Prerefunded to 9/1/23, 5.00%, 9/1/30	$200	$225,412
Geneva Development Corp., (Hobart and William Smith Colleges), Prerefunded to 9/1/23, 5.00%, 9/1/33	105	118,341
Geneva Development Corp., (Hobart and William Smith Colleges), Prerefunded to 9/1/23, 5.00%, 9/1/34	200	225,412
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	1,935	2,089,432
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, Prerefunded to 9/1/23, 5.00%, 9/1/32	200	225,412
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,582,018
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(2)	8,250	8,295,292
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,431,149
New York Thruway Authority, Prerefunded to 1/1/22, 5.00%, 1/1/37	3,240	3,396,557
Onondaga County Cultural Resources Trust, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	4,355,755

		$30,944,780

General Obligations — 6.6%
New York City, 4.00%, 8/1/34	$1,170	$1,338,761
New York City, 4.00%, 12/1/41	530	616,173
New York City, 5.00%, 8/1/34(2)	10,000	11,132,100
Washingtonville Central School District, 0.05%, 6/15/35	950	711,816
Washingtonville Central School District, 0.05%, 6/15/36	950	688,769
Washingtonville Central School District, 0.05%, 6/15/37	950	670,120
Washingtonville Central School District, 0.05%, 6/15/38	950	652,061
Washingtonville Central School District, 0.05%, 6/15/39	695	465,942

		$16,275,742

Hospital — 14.2%
Brookhaven Local Development Corp., (Long Island Community Hospital), 3.375%, 10/1/40	$1,500	$1,532,760
Brookhaven Local Development Corp., (Long Island Community Hospital), 4.00%, 10/1/45	500	543,015
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	2,195	2,280,583
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	635	717,093
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	2,086,429
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,858,125
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), Prerefunded to 1/1/22, 4.375%, 7/1/34(2)	9,825	10,234,015
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,600,270
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	180	195,842
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	3,800	4,267,932
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,510,471

		$34,826,535

Security	Principal Amount (000’s omitted)	Value
Housing — 7.6%
New York City Housing Development Corp., 3.40%, 11/1/39	$1,000	$1,089,090
New York City Housing Development Corp., 3.55%, 11/1/44	1,270	1,367,942
New York City Housing Development Corp., 3.70%, 11/1/38	885	964,623
New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,812,116
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,214,344
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,119,505
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	544,655
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,099,160
New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,223,900
New York Mortgage Agency, 4.10%, 10/1/38	4,145	4,688,161
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,610,220

		$18,733,716

Industrial Development Revenue — 3.1%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$995	$1,061,814
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	895	1,301,885
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	2,200,450
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,665	3,067,122

		$7,631,271

Insured-Education — 1.6%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$92,300
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,798,238
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,925,140

		$3,815,678

Insured-General Obligations — 7.8%
East Northport Fire District, (AGC), 4.50%, 11/1/21	$200	$200,632
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,608
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,608
Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,239,170
Nassau County, (AGM), 5.00%, 4/1/43(2)	10,000	12,583,300
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,816,038

		$19,240,356

Insured-Lease Revenue/Certificates of Participation — 2.5%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,489,285
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	1,077,378
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,534,928

		$6,101,591

Insured-Other Revenue — 2.4%
New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/40	$785	$851,325
New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/49	4,785	5,031,284

		$5,882,609

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	$3,000	$1,546,260

		$1,546,260

Insured-Transportation — 5.0%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,440	$1,615,594
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/48(2)	7,120	8,079,776
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	2,483,278

		$12,178,648

Lease Revenue/Certificates of Participation — 3.9%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(2)	$8,000	$9,606,160

		$9,606,160

Other Revenue — 9.2%
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/49	$1,400	$1,607,494
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(2)	10,000	11,903,400
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(2)	2,200	2,764,542
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,282,533

		$22,557,969

Senior Living/Life Care — 2.3%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 4.00%, 11/1/45	$600	$631,824
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.00%, 11/1/24	165	188,552
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	325	385,479
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	200	241,784
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/36	970	1,118,779
Southold Local Development Corp., (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	25,342
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,157,842
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	630	661,500
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,348,476

		$5,759,578

Special Tax Revenue — 30.1%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(2)	$10,000	$10,739,800
New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 11/1/47	1,000	1,064,220
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	4,372,012
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	6,289,460
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,405,886
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(2)	10,000	10,032,700
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/47(2)	10,000	11,769,601
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(2)	9,250	10,064,555
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	655,818
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	2,000	2,482,720
New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	3,400	3,629,534
Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(2)	8,900	10,408,550

		$73,914,856

Security	Principal Amount (000’s omitted)	Value
Transportation — 19.8%
Metropolitan Transportation Authority, Green Bonds, 4.75%, 11/15/45	$1,205	$1,415,610
Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	1,921,434
Nassau County Bridge Authority, 5.00%, 10/1/40	365	366,205
New York Thruway Authority, 4.00%, 1/1/36	2,500	2,923,900
New York Thruway Authority, 4.00%, 1/1/46(2)	10,000	11,742,100
New York Thruway Authority, 4.00%, 1/1/50	2,625	3,049,016
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	835	886,077
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,240	3,567,208
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	3,740	4,411,031
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/36	480	617,102
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/40	100	115,950
Port Authority of New York and New Jersey, 5.00%, 12/1/34(2)	820	912,988
Port Authority of New York and New Jersey, 5.00%, 10/15/35(2)	8,000	9,491,600
Port Authority of New York and New Jersey, 5.00%, 10/15/36(2)	1,200	1,474,320
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/43(2)	5,000	5,779,050

		$48,673,591

Water and Sewer — 6.2%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$788,122
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	521,235
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(2)	2,000	2,439,580
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(2)	8,750	8,939,700
Suffolk County Water Authority, 5.00%, 6/1/36(2)	2,000	2,582,820

		$15,271,457

Total Tax-Exempt Investments — 160.6% (identified cost $366,508,181)		$394,747,829

Total Investments — 161.2% (identified cost $367,858,181)		$396,226,536

Other Assets, Less Liabilities — (61.2)%		$(150,445,634)

Net Assets — 100.0%		$245,780,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 9.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $7,489,327 or 3.0% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$1,478,707	$—	$1,478,707
Tax-Exempt Investments	—	394,747,829	—	394,747,829
Total Investments	$—	$396,226,536	$—	$396,226,536

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.